Fair Value Measurements (Details) - Schedule of Fair Value of Liabilities - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 14, 2022
Schedule of Fair Value of Liabilities [Line Items]
Fair value at the beginning of the period			$ 200,000	$ 3,000	$ 3,000	$ 3,204,000
Issuance
Change in fair value
Conversion to equity						(3,204,000)	$ 3,204
Fair value at the end of the period	$ 345,000		345,000		200,000	3,000
Warrants [Member]
Schedule of Fair Value of Liabilities [Line Items]
Fair value at the beginning of the period	281,000	$ 2,000	200,000	3,000	3,000
Issuance		111,000		111,000	111,000	1,020,000
Change in fair value	64,000	(2,000)	145,000	(3,000)	86,000	(1,017,000)
Conversion to equity
Fair value at the end of the period	$ 345,000	$ 111,000	$ 345,000	$ 111,000	$ 200,000	$ 3,000